Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares					12 Months Ended
	Dec. 27, 2023	Sep. 28, 2023	Jun. 28, 2023	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Stock dividends, share per share (in USD per share)							$ 70
Dividends (in dollars per share)	$ 0.04	$ 0.05	$ 0.05	$ 0.05	$ 0.19	$ 0.15